Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital and warrants	Currency translation differences	Accumulated deficit	Total
BALANCE at Dec. 31, 2018		$ 1,580		$ 60,905	$ (969)	$ (56,096)	$ 5,420
BALANCE, Shares at Dec. 31, 2018		3,815
CHANGES DURING THE PERIOD:
Classification of warrants from equity to liability				(1,804)			(1,804)
Exercise of options		$ 3		4			7
Exercise of options, Shares		6
Share-based compensation				629
Comprehensive loss						(3,488)	(3,488)
BALANCE at Jun. 30, 2019		$ 1,583		59,734	(969)	(59,584)	764
BALANCE, Shares at Jun. 30, 2019		3,821
BALANCE at Mar. 31, 2019		$ 1,580		59,441	(969)	(58,336)	1,716
BALANCE, Shares at Mar. 31, 2019		3,815
CHANGES DURING THE PERIOD:
Exercise of options		$ 3		4			7
Exercise of options, Shares		6
Share-based compensation				289			289
Comprehensive loss						(1,248)	(1,248)
BALANCE at Jun. 30, 2019		$ 1,583		59,734	(969)	(59,584)	764
BALANCE, Shares at Jun. 30, 2019		3,821
BALANCE at Dec. 31, 2019		$ 2,368		69,949	(969)	(67,260)	4,088
BALANCE, Shares at Dec. 31, 2019		5,671
CHANGES DURING THE PERIOD:
Exercise of options		$ 7		60			67
Exercise of options, Shares		16
Share-based compensation		$ 6		788			794
Share-based compensation, Shares		15
Comprehensive loss						(3,572)	(3,572)
Issuance of ordinary shares and warrants, net of issuance costs		$ 195		4,205			4,400
Issuance of ordinary shares and warrants, net of issuance costs, Shares		445
Conversion of prepaid warrants to ordinary shares		$ 137		(137)
Conversion of prepaid warrants to ordinary shares, Shares		320
BALANCE at Jun. 30, 2020		$ 2,713		74,865	(969)	(70,832)	5,777
BALANCE, Shares at Jun. 30, 2020		6,467
BALANCE at Mar. 31, 2020		$ 2,712		74,387	(969)	(68,861)	7,269
BALANCE, Shares at Mar. 31, 2020		6,464
CHANGES DURING THE PERIOD:
Exercise of options			[1]	2			2
Exercise of options, Shares	[1]
Share-based compensation		$ 1		476			477
Share-based compensation, Shares		3
Comprehensive loss						(1,971)	(1,971)
BALANCE at Jun. 30, 2020		$ 2,713		$ 74,865	$ (969)	$ (70,832)	$ 5,777
BALANCE, Shares at Jun. 30, 2020		6,467

[1]	Represent an amount less than 1.